Warrants (Tables)	12 Months Ended
Oct. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Warrant Rollforward

For the year ended October 31,		2022		2021
	Number of warrants		Number of warrants
Balance, beginning of the year	22,999,894	$82.1	—	$—
Assumption of warrants - Business Combination (refer to Note 1)	—	—	22,999,994	48.3
Cash exercises	(9,578)	—	(100)	—
Cashless exercises	(22,540,651)	(45.9)	—	—
Redemptions	(449,665)	—	—	—
Fair value (gain) loss on warrants	—	(36.2)	—	33.8
Balance, end of the year	—	$—	22,999,894	$82.1